Note 7 - Common Stock (Details)				1 Months Ended									2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May. 14, 2015 USD ($) $ / shares shares	Dec. 29, 2014 shares	May. 09, 2014 USD ($) shares	Jun. 30, 2015 shares	May. 31, 2015 USD ($) $ / shares shares	May. 30, 2015	Mar. 31, 2015 $ / shares shares	Feb. 28, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 23, 2014 USD ($) $ / shares shares	May. 31, 2014 shares	Nov. 30, 2014 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)
Note 7 - Common Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues											11,305,567
Class of Warrant or Right, Outstanding														2,864,823			2,864,823
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								605,556	382,000		940,189		382,000	2,864,823	382,000		2,864,823		382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.50	$ 0.53		$ 0.53		$ 0.53		$ 0.53				$ 0.53
Warrant Term											5 years				5 years
Amortization of Debt Discount (Premium) | $																			$ 48,000
Unamortized Debt Issuance Expense | $									$ 574,000						$ 574,000				574,000
Percent of Outstanding Loan Amount														1.00%			1.00%
Allocated Share-based Compensation Expense | $														$ 55,000		$ 113,000	$ 145,000	$ 144,000	184,000	$ 87,000
Conversion of Stock, Shares Issued											3,743,282
Conversion of Stock, Exchange Ratio											0.0080497
Debt Conversion, Original Debt, Amount | $											$ 1,546,000							$ 1,546,000	1,546,000
Proceeds from Issuance of Private Placement | $											$ 6,000,000								4,204,000
Right to Shares Agreement, Right to Receive Shares, Granted to Investor												432,479
Right to Shares Agreement, Exercise of Right to Receive Shares, Common Stock Issued, Shares		432,479
Right to Shares Agreement, Additional Consideration Paid Upon the Exercise of Right | $																			$ 0
Right to Shares Agreement, Additional Shares Issuable									0						0				0
Private Placement [Member]
Note 7 - Common Stock (Details) [Line Items]
Right to Shares Agreement, Common Shares Cancelled																	854,989		854,989
Right to Shares Agreement, Obligated to Issue, Shares									956,354					956,354	956,354		956,354		956,354
Right to Shares Agreement, Not Issued Due to Beneficial Ownership Limitations, Shares																	101,365		101,365
Right to Shares Agreement, Delivery of Shares, Days Obligated																	3 years		3 days
Right to Shares Agreement, Common Stock, Shares Issued				566,038					390,316
Stock Issued During Period, Shares, New Issues	32,432,432
Share Price | $ / shares	$ 0.37
Proceeds from Issuance of Private Placement, Gross | $	$ 12,000,000
Proceeds from Issuance of Private Placement, Net | $	$ 11,040,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														940,189			940,189
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0.53			$ 0.53
Warrant Term																	5 years
Right to Shares Agreement, Shares Reserved But Not Issued									566,038						566,038				566,038
Right to Shares Agreement, Exercise of Right to Receive Shares, Common Stock Issued, Shares		356,666
Right to Shares Agreement, Additional Shares Issuable		0
September 2014 Term Loan [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					25,000					471,698						471,698		471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.37					$ 0.53						$ 0.53		$ 0.53
Warrant Term					10 years					10 years
Warrants and Rights Outstanding | $					$ 10,000
Amortization of Debt Discount (Premium) | $														$ 2,000			$ 10,000
Unamortized Debt Issuance Expense | $														0			0
Vendors And Nonemployee [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right Number of Securities Called by Warrants or Rights Cancelled in Period					33,750
GBS [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants as Percentage of Outstanding Shares of Common Stock			5.00%
Debt Conversion, Original Debt, Amount | $			$ 1,750,000
Stock Issued During Period, Shares, Other			943,596								943,596
Warrant [Member]
Note 7 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Expected Dividend Rate								0.00%					0.00%		0.00%
Fair Value Assumptions, Expected Volatility Rate								77.60%					61.30%		61.30%
Fair Value Assumptions, Risk Free Interest Rate								2.14%
Fair Value Assumptions, Expected Term								10 years					5 years		5 years
Allocated Share-based Compensation Expense | $															$ 137,000
Warrant [Member] | September 2014 Term Loan [Member]
Note 7 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Expected Volatility Rate					80.10%
Fair Value Assumptions, Risk Free Interest Rate					2.23%
Fair Value Assumptions, Expected Term					10 years
Warrant [Member] | Vendors And Nonemployee [Member]
Note 7 - Common Stock (Details) [Line Items]
Allocated Share-based Compensation Expense | $														16,000			29,000
Warrant [Member] | Employees [Member]
Note 7 - Common Stock (Details) [Line Items]
Allocated Share-based Compensation Expense | $														0			244,000
March 2015 Issuance [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							11,628
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.34
Fair Value Assumptions, Expected Dividend Rate							0.00%
Fair Value Assumptions, Expected Volatility Rate							78.90%
Fair Value Assumptions, Risk Free Interest Rate							1.94%
Fair Value Assumptions, Expected Term							10 years
Allocated Share-based Compensation Expense | $														0			3,000
May 2015 Issuance [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					289,827
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.53
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Expected Volatility Rate					80.10%
Fair Value Assumptions, Risk Free Interest Rate					2.28%
Fair Value Assumptions, Expected Term					10 years
Allocated Share-based Compensation Expense | $														0			73,000
May 2015 Issuance, Second Contractor [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					172,675
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.53
Fair Value Assumptions, Expected Dividend Rate						0.00%
Fair Value Assumptions, Expected Volatility Rate						64.40%
Fair Value Assumptions, Risk Free Interest Rate						1.54%
Fair Value Assumptions, Expected Term						5 years
Allocated Share-based Compensation Expense | $														0			47,000
September 2014 Term Loan [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										471,698						471,698		471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.53						$ 0.53		$ 0.53
Warrant Term										10 years
Warrants and Rights Outstanding | $										$ 622,000						$ 622,000		$ 622,000
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										77.00%
Fair Value Assumptions, Risk Free Interest Rate										2.50%
Amortization of Debt Discount (Premium) | $														47,000			141,000
Unamortized Debt Issuance Expense | $														$ 433,000			$ 433,000
Accrued Interest [Member] | GBS [Member]
Note 7 - Common Stock (Details) [Line Items]
Debt Conversion, Original Debt, Amount | $			$ 211,000
Minimum [Member] | Warrant [Member]
Note 7 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate													1.55%		1.55%
Maximum [Member] | Warrant [Member]
Note 7 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate													1.65%		1.65%